UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22732

ETF Series Trust

(Exact name of registrant as specified in charter)

66 Palmer Ave, Ste. 49B

Bronxville, NY 10708

(Address of principal executive offices) (Zip code)

Garrett Paolella

66 Palmer Ave, Ste. 49B

Bronxville, NY 10708

(Name and address of agent for service)

Registrant's telephone number, including area code: 914.346.8550

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Item 1. Schedule of Investments.

Recon Capital Nasdaq 100 Covered Call ETF

January 31, 2014 (Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS - 98.9%

Consumer Discretionary - 20.1%
AMAZON.COM INC	286	102,585
BED BATH & BEYOND INC	134	8,556
CHARTER COMMUNICATION-A	65	8,905
COMCAST CORP-CLASS A	1,337	72,800
DISCOVERY COMMUNICATIONS-A	92	7,340
DISH NETWORK CORP-A	137	7,724
DIRECTV	328	22,773
DOLLAR TREE INC	130	6,568
EXPEDIA INC	73	4,744
LIBERTY INTERACTIVE CORP-A	300	8,013
LIBERTY MEDIA CORP - A	65	8,553
MARRIOTT INTERNATIONAL -CL A	187	9,219
MATTEL INC	212	8,022
NETFLIX INC	37	15,145
O'REILLY AUTOMOTIVE INC	67	8,776
PRICELINE GROUP INC/THE	32	36,636
ROSS STORES INC	136	9,236
SIRIUS XM HOLDINGS INC	3,838	13,740
STAPLES INC	409	5,382
STARBUCKS CORP	472	33,569
TESLA MOTORS INC	77	13,969
TRACTOR SUPPLY COMPANY	87	5,786
TRIPADVISOR INC	81	6,252
TWENTY-FIRST CENTURY FOX-A	929	29,561
VIACOM INC-CLASS B	247	20,279
WYNN RESORTS LTD	63	13,697
LIBERTY GLOBAL PLC-A	139	11,110
GARMIN LTD	122	5,496
		504,436

Consumer Staples - 4.5%
COSTCO WHOLESALE CORP	273	30,674
GREEN MOUNTAIN COFFEE ROASTE	93	7,533
KRAFT FOODS GROUP INC	373	19,527
MONDELEZ INTERNATIONAL INC-A	1,098	35,960
MONSTER BEVERAGE CORP	105	7,130
WHOLE FOODS MARKET INC	233	12,177
		112,999

Health Care - 14.5%
ALEXION PHARMACEUTICALS INC	122	19,365
AMGEN INC	472	56,144
BIOGEN IDEC INC	148	46,271
CATAMARAN CORP	129	6,272
CELGENE CORP	258	39,198
CERNER CORP	215	12,231
EXPRESS SCRIPTS HOLDING CO	504	37,644
GILEAD SCIENCES INC	960	77,424
ILLUMINA INC	79	12,008
INTUITIVE SURGICAL INC	24	9,782
MYLAN INC	239	10,853
REGENERON PHARMACEUTICALS	61	17,604
HENRY SCHEIN INC	54	6,204
VERTEX PHARMACEUTICALS INC	146	11,540
		362,540

Industrials - 1.8%
C.H. ROBINSON WORLDWIDE INC	95	5,561
EXPEDITORS INTL WASH INC	129	5,271
FASTENAL CO	186	8,171
PACCAR INC	221	12,376
STERICYCLE INC	53	6,204
VERISK ANALYTICS INC-CLASS A	106	6,769
		44,353

Information Technology - 56.1%
ACTIVISION BLIZZARD INC	436	7,469
ADOBE SYSTEMS INC	313	18,526
AKAMAI TECHNOLOGIES INC	112	5,340
ALTERA CORP	201	6,719
ANALOG DEVICES INC	195	9,413
APPLE INC	563	281,838
APPLIED MATERIALS INC	753	12,665
AUTODESK INC	141	7,226
AUTOMATIC DATA PROCESSING	301	23,057
BAIDU INC - SPON ADR	172	26,918
BROADCOM CORP-CL A	325	9,672
CA INC	282	9,047
CISCO SYSTEMS INC	3,346	73,311
CITRIX SYSTEMS INC	116	6,272
COGNIZANT TECH SOLUTIONS-A	189	18,318
EBAY INC	810	43,092
EQUINIX INC	31	5,741
FACEBOOK INC-A	1,173	73,395
F5 NETWORKS INC	49	5,243
FISERV INC	162	9,080
GOOGLE INC-CL A	173	204,308
INTEL CORP	3,112	76,368
INTUIT INC	178	13,039
KLA-TENCOR CORPORATION	105	6,454
LINEAR TECHNOLOGY CORP	147	6,547
MAXIM INTEGRATED PRODUCTS	177	5,356
MICROSOFT CORP	5,225	197,766
MICRON TECHNOLOGY INC	659	15,183
NETAPP INC	213	9,018
NVIDIA CORP	356	5,589
PAYCHEX INC	228	9,535
QUALCOMM INC	1,057	78,451
SANDISK CORP	141	9,807
SYMANTEC CORP	435	9,313
TEXAS INSTRUMENTS INC	685	29,044
WESTERN DIGITAL CORP	148	12,753
XILINX INC	167	7,752
YAHOO! INC	635	22,873
SEAGATE TECHNOLOGY	204	10,783
CHECK POINT SOFTWARE TECH	123	8,048
NXP SEMICONDUCTORS NV	154	7,446
AVAGO TECHNOLOGIES LTD	155	8,469
		1,406,245

Materials - 0.3%
SIGMA-ALDRICH	75	6,973
		6,973

Telecommunication Services - 1.6%
SBA COMMUNICATIONS CORP-CL A	80	7,420
VIMPELCOM LTD-SPON ADR	1,034	10,019
VODAFONE GROUP PLC-SP ADR	618	22,903
		40,343

TOTAL COMMON STOCKS		2,477,889
(Cost $2,441,962)
TOTAL INVESTMENTS		2,477,889
(Cost $2,441,962)

Other Net Assets (Liabilities):
Written Call Options - (0.5%)		(12,285)
Other Net Assets - 1.6%		40,973
Total Other Net Assets (Liabilities)		28,688
TOTAL NET ASSETS		2,506,577

SCHEDULE OF WRITTEN CALL OPTIONS
	Number of Contracts	Value ($)
NDX US 02/22/14 C3605	(7)	(12,285)

For the period ended January 31, 2014, there have been no significant transfers between Level 1 and Level 2 investments.

For the period ended January 31, 2014, there were no Level 2 or Level 3 investments.

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: ETF Series Trust

By: /s/ Garrett Paolella

Garrett Paolella

Chief Executive Officer

Date: April 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: ETF Series Trust

By: /s/ Brinton Frith

Brinton Frith

Chief Financial Officer

Date: April 28, 2014